Quarterly Holdings Report
for
Fidelity® Balanced K6 Fund
May 31, 2023
BAL-K6-NPRT3-0723
1.9893901.103
Common Stocks - 62.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	5,337	83,951
Cellnex Telecom SA (a)	15,621	632,994
Liberty Global PLC Class C (b)	25,516	434,282
		1,151,227
Entertainment - 1.1%
Activision Blizzard, Inc.	37,876	3,037,655
Cinemark Holdings, Inc. (b)(c)	30,625	490,306
Netflix, Inc. (b)	16,846	6,658,045
Sea Ltd. ADR (b)	27,565	1,582,507
Take-Two Interactive Software, Inc. (b)	10,717	1,476,052
The Walt Disney Co. (b)	33,775	2,970,849
World Wrestling Entertainment, Inc. Class A (c)	8,637	875,101
		17,090,515
Interactive Media & Services - 3.9%
Alphabet, Inc.:
Class A (b)	192,416	23,642,154
Class C (b)	103,625	12,784,216
Epic Games, Inc. (b)(d)(e)	182	128,121
Meta Platforms, Inc. Class A (b)	82,115	21,737,483
Snap, Inc. Class A (b)	124,220	1,267,044
		59,559,018
Media - 0.5%
Altice U.S.A., Inc. Class A (b)	40,673	104,123
Charter Communications, Inc. Class A (b)	4,161	1,357,110
Comcast Corp. Class A	111,123	4,372,690
Liberty Broadband Corp.:
Class A (b)	13,926	1,028,714
Class C (b)	12,348	914,987
		7,777,624
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (b)	22,642	3,107,615
TOTAL COMMUNICATION SERVICES		88,685,999
CONSUMER DISCRETIONARY - 6.1%
Automobile Components - 0.1%
Adient PLC (b)	25,171	848,011
Automobiles - 0.9%
Ferrari NV	4,660	1,335,882
Tesla, Inc. (b)	64,221	13,096,589
		14,432,471
Broadline Retail - 2.3%
Amazon.com, Inc. (b)	277,337	33,441,295
eBay, Inc.	50,353	2,142,017
		35,583,312
Hotels, Restaurants & Leisure - 1.2%
Booking Holdings, Inc. (b)	1,517	3,805,804
Caesars Entertainment, Inc. (b)	22,502	922,807
Churchill Downs, Inc.	17,290	2,348,328
Domino's Pizza, Inc.	3,992	1,157,081
Marriott International, Inc. Class A	21,847	3,665,708
McDonald's Corp.	10,460	2,982,251
Sweetgreen, Inc. Class A (b)	2,596	24,740
Yum! Brands, Inc.	21,486	2,765,033
		17,671,752
Household Durables - 0.1%
D.R. Horton, Inc.	2,981	318,490
Mohawk Industries, Inc. (b)	7,079	651,551
		970,041
Specialty Retail - 1.2%
Cazoo Group Ltd. (b)(d)	285	376
Fast Retailing Co. Ltd.	3,243	760,676
Lowe's Companies, Inc.	30,710	6,176,702
The Home Depot, Inc.	14,503	4,110,875
TJX Companies, Inc.	80,333	6,168,771
Valvoline, Inc.	35,743	1,376,106
		18,593,506
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (b)	1,986	69,709
LVMH Moet Hennessy Louis Vuitton SE	472	412,683
NIKE, Inc. Class B	19,327	2,034,360
PVH Corp.	11,832	1,017,789
Tapestry, Inc.	35,782	1,431,996
		4,966,537
TOTAL CONSUMER DISCRETIONARY		93,065,630
CONSUMER STAPLES - 4.6%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (b)	1,298	438,075
Celsius Holdings, Inc. (b)	9,173	1,151,487
Constellation Brands, Inc. Class A (sub. vtg.)	14,327	3,481,031
Duckhorn Portfolio, Inc. (b)	20,737	270,203
Keurig Dr. Pepper, Inc.	44,038	1,370,463
Molson Coors Beverage Co. Class B	9,729	601,739
Monster Beverage Corp.	51,290	3,006,620
PepsiCo, Inc.	39,127	7,134,808
Pernod Ricard SA	4,507	973,623
The Coca-Cola Co.	125,380	7,480,171
The Vita Coco Co., Inc. (b)	5,446	145,299
		26,053,519
Consumer Staples Distribution & Retail - 1.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	19,344	936,634
Costco Wholesale Corp.	13,633	6,974,097
Dollar General Corp.	3,172	637,857
Dollar Tree, Inc. (b)	19,216	2,591,854
U.S. Foods Holding Corp. (b)	46,616	1,854,384
Walmart, Inc.	50,728	7,450,421
		20,445,247
Food Products - 0.6%
Freshpet, Inc. (b)(c)	16,580	990,821
Lamb Weston Holdings, Inc.	7,453	828,774
McCormick & Co., Inc. (non-vtg.)	13,812	1,184,103
Mondelez International, Inc.	53,547	3,930,885
Sovos Brands, Inc. (b)	34,041	646,439
The Hershey Co.	6,851	1,779,205
TreeHouse Foods, Inc. (b)	6,344	300,388
		9,660,615
Household Products - 0.8%
Procter & Gamble Co.	80,139	11,419,808
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	9,710	1,786,931
Kenvue, Inc.	26,603	667,469
		2,454,400
TOTAL CONSUMER STAPLES		70,033,589
ENERGY - 2.6%
Energy Equipment & Services - 0.3%
Expro Group Holdings NV (b)	60,829	1,009,153
Schlumberger Ltd.	46,803	2,004,572
Weatherford International PLC (b)	24,806	1,400,051
		4,413,776
Oil, Gas & Consumable Fuels - 2.3%
Africa Oil Corp.	373,353	797,587
Canadian Natural Resources Ltd.	37,196	2,003,789
Eco Atlantic Oil & Gas Ltd. (b)	313,660	70,472
Exxon Mobil Corp.	180,221	18,414,982
Hess Corp.	26,793	3,393,869
Imperial Oil Ltd.	65,072	2,953,765
Kosmos Energy Ltd. (b)	164,989	983,334
MEG Energy Corp. (b)	150,654	2,276,179
Phillips 66 Co.	27,542	2,523,123
Valero Energy Corp.	20,049	2,146,045
		35,563,145
TOTAL ENERGY		39,976,921
FINANCIALS - 7.7%
Banks - 3.2%
AIB Group PLC	76,800	314,575
Bank of America Corp.	286,453	7,960,529
BNP Paribas SA	41,177	2,393,960
Citigroup, Inc.	64,729	2,868,789
DNB Bank ASA	40,298	675,070
Eurobank Ergasias Services and Holdings SA (b)	729,689	1,138,748
JPMorgan Chase & Co.	95,241	12,925,156
KBC Group NV	10,752	703,130
KeyCorp	168,829	1,576,863
M&T Bank Corp.	10,377	1,236,523
NatWest Group PLC	231,965	751,609
Piraeus Financial Holdings SA (b)	193,638	571,264
PNC Financial Services Group, Inc.	13,942	1,614,902
Standard Chartered PLC (United Kingdom)	84,655	667,223
Starling Bank Ltd. Series D (b)(d)(e)	182,820	686,805
Sumitomo Mitsui Financial Group, Inc.	22,582	916,415
U.S. Bancorp	50,012	1,495,359
UniCredit SpA	57,812	1,114,747
Wells Fargo & Co.	204,556	8,143,374
Zions Bancorp NA	30,237	825,168
		48,580,209
Capital Markets - 0.7%
Bank of New York Mellon Corp.	98,904	3,975,941
BlackRock, Inc. Class A	1,328	873,226
Cboe Global Markets, Inc.	4,135	547,557
State Street Corp.	47,610	3,238,432
StepStone Group, Inc. Class A	22,505	484,083
UBS Group AG	83,658	1,581,973
Virtu Financial, Inc. Class A	28,712	505,044
		11,206,256
Consumer Finance - 0.2%
American Express Co.	2,951	467,911
Capital One Financial Corp.	9,083	946,539
OneMain Holdings, Inc.	24,236	917,575
Shriram Transport Finance Co. Ltd.	22,673	383,801
		2,715,826
Financial Services - 1.7%
Apollo Global Management, Inc.	41,311	2,761,640
Berkshire Hathaway, Inc.:
Class A (b)	3	1,464,072
Class B (b)	6,569	2,109,175
Block, Inc. Class A (b)	30,593	1,847,511
Dlocal Ltd. (b)	46,375	539,805
Fiserv, Inc. (b)	28,356	3,181,260
FleetCor Technologies, Inc. (b)	6,238	1,413,219
One97 Communications Ltd. (b)	4,900	41,323
UWM Holdings Corp. Class A (c)	26,277	134,801
Visa, Inc. Class A	50,273	11,111,841
Voya Financial, Inc.	4,136	280,421
Worldline SA (a)(b)	23,914	929,167
		25,814,235
Insurance - 1.9%
Arthur J. Gallagher & Co.	9,114	1,825,808
Chubb Ltd.	34,247	6,363,093
Direct Line Insurance Group PLC	277,436	572,548
Everest Re Group Ltd.	2,500	850,050
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,557	1,117,576
Globe Life, Inc.	11,934	1,231,350
Hartford Financial Services Group, Inc.	36,094	2,473,161
Marsh & McLennan Companies, Inc.	15,193	2,631,124
Progressive Corp.	25,954	3,319,776
Prudential PLC	41,206	541,438
The Travelers Companies, Inc.	37,400	6,329,576
Unum Group	24,522	1,065,481
		28,320,981
TOTAL FINANCIALS		116,637,507
HEALTH CARE - 8.8%
Biotechnology - 1.6%
Apellis Pharmaceuticals, Inc. (b)	4,329	371,645
Biogen, Inc. (b)	14,736	4,367,898
Gilead Sciences, Inc.	103,588	7,970,061
Legend Biotech Corp. ADR (b)	21,118	1,355,142
PTC Therapeutics, Inc. (b)	17,081	716,890
Regeneron Pharmaceuticals, Inc. (b)	1,506	1,107,753
Sarepta Therapeutics, Inc. (b)	7,544	932,438
Vertex Pharmaceuticals, Inc. (b)	23,395	7,569,920
		24,391,747
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	36,349	3,707,598
Boston Scientific Corp. (b)	205,866	10,597,982
Intuitive Surgical, Inc. (b)	12,899	3,970,828
Masimo Corp. (b)	13,264	2,146,646
Penumbra, Inc. (b)	4,543	1,396,246
ResMed, Inc.	5,366	1,131,099
Stryker Corp.	28,868	7,955,443
		30,905,842
Health Care Providers & Services - 2.3%
agilon health, Inc. (b)	90,919	1,807,470
AmerisourceBergen Corp.	37,856	6,441,198
Humana, Inc.	9,082	4,557,983
Option Care Health, Inc. (b)	27,445	756,110
Surgery Partners, Inc. (b)	112,355	4,211,065
UnitedHealth Group, Inc.	36,520	17,794,005
		35,567,831
Life Sciences Tools & Services - 0.9%
Gerresheimer AG	27,335	3,003,650
IQVIA Holdings, Inc. (b)	12,995	2,558,845
Thermo Fisher Scientific, Inc.	14,296	7,268,944
		12,831,439
Pharmaceuticals - 2.0%
AstraZeneca PLC sponsored ADR	78,702	5,751,542
Eli Lilly & Co.	33,241	14,275,680
Merck & Co., Inc.	56,822	6,273,717
Royalty Pharma PLC	126,544	4,143,051
		30,443,990
TOTAL HEALTH CARE		134,140,849
INDUSTRIALS - 5.2%
Aerospace & Defense - 1.2%
Howmet Aerospace, Inc.	38,960	1,665,540
Lockheed Martin Corp.	12,717	5,646,475
Northrop Grumman Corp.	4,551	1,981,915
Raytheon Technologies Corp.	15,502	1,428,354
Space Exploration Technologies Corp. Class A (b)(d)(e)	2,000	154,000
The Boeing Co. (b)	26,855	5,524,074
TransDigm Group, Inc.	2,988	2,311,666
		18,712,024
Air Freight & Logistics - 0.1%
Delhivery Private Ltd.	17,800	75,169
United Parcel Service, Inc. Class B	7,348	1,227,116
		1,302,285
Building Products - 0.3%
Trane Technologies PLC	32,129	5,244,417
Electrical Equipment - 0.5%
AMETEK, Inc.	41,923	6,081,770
Eaton Corp. PLC	12,792	2,250,113
		8,331,883
Ground Transportation - 0.7%
CSX Corp.	127,434	3,908,401
Old Dominion Freight Lines, Inc.	11,947	3,708,827
Uber Technologies, Inc. (b)	63,288	2,400,514
		10,017,742
Industrial Conglomerates - 0.6%
General Electric Co.	57,663	5,854,524
Honeywell International, Inc.	12,934	2,478,154
		8,332,678
Machinery - 1.7%
Caterpillar, Inc.	17,069	3,511,947
Deere & Co.	6,082	2,104,250
Dover Corp.	32,508	4,334,292
Fortive Corp.	86,748	5,648,162
Ingersoll Rand, Inc.	72,178	4,089,605
Parker Hannifin Corp.	16,817	5,388,839
		25,077,095
Passenger Airlines - 0.1%
Delta Air Lines, Inc. (b)	37,222	1,352,275
Professional Services - 0.0%
Dun & Bradstreet Holdings, Inc.	53,305	533,050
TOTAL INDUSTRIALS		78,903,449
INFORMATION TECHNOLOGY - 16.9%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	36,948	2,787,727
IT Services - 0.8%
Accenture PLC Class A	7,768	2,376,387
Capgemini SA	7,438	1,294,338
EPAM Systems, Inc. (b)	5,841	1,498,917
MongoDB, Inc. Class A (b)	8,635	2,536,877
Shopify, Inc. Class A (b)	6,374	364,529
Snowflake, Inc. (b)	6,849	1,132,551
Twilio, Inc. Class A (b)	21,499	1,496,760
Wix.com Ltd. (b)	12,385	943,985
		11,644,344
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (b)	35,647	4,213,832
ASML Holding NV (Netherlands)	3,213	2,324,048
Lam Research Corp.	7,712	4,755,990
Marvell Technology, Inc.	43,758	2,559,405
MediaTek, Inc.	16,523	408,261
Microchip Technology, Inc.	8,423	633,915
Micron Technology, Inc.	82,651	5,636,798
NVIDIA Corp.	78,730	29,786,708
NXP Semiconductors NV	16,435	2,943,509
Renesas Electronics Corp. (b)	137,579	2,226,744
Silergy Corp.	17,750	231,424
SolarEdge Technologies, Inc. (b)	6,761	1,925,736
Taiwan Semiconductor Manufacturing Co. Ltd.	234,506	4,245,363
		61,891,733
Software - 7.8%
Adobe, Inc. (b)	21,317	8,906,029
Autodesk, Inc. (b)	15,630	3,116,466
CCC Intelligent Solutions Holdings, Inc. (b)(d)	3,671	40,161
Cvent Holding Corp. (b)(d)	16,168	137,266
Elastic NV (b)	15,002	1,092,446
Five9, Inc. (b)	21,865	1,445,495
HubSpot, Inc. (b)	6,546	3,390,763
Intuit, Inc.	13,272	5,562,561
Microsoft Corp.	243,524	79,970,843
Salesforce, Inc. (b)	40,710	9,093,800
Stripe, Inc. Class B (b)(d)(e)	1,800	36,234
Synopsys, Inc. (b)	7,077	3,219,752
Tenable Holdings, Inc. (b)	3,933	161,214
Workday, Inc. Class A (b)	10,509	2,227,803
		118,400,833
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	346,883	61,485,012
Samsung Electronics Co. Ltd.	4,940	266,695
		61,751,707
TOTAL INFORMATION TECHNOLOGY		256,476,344
MATERIALS - 1.5%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	6,232	1,677,280
Cabot Corp.	7,290	499,219
Celanese Corp. Class A	9,669	1,005,769
Chemtrade Logistics Income Fund	48,742	295,504
Corteva, Inc.	27,390	1,465,091
DuPont de Nemours, Inc.	16,132	1,083,909
Linde PLC	16,694	5,904,000
LyondellBasell Industries NV Class A	15,634	1,337,332
Olin Corp.	9,638	455,974
The Chemours Co. LLC	20,759	549,906
Tronox Holdings PLC	37,434	398,298
Westlake Corp.	2,521	262,058
		14,934,340
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,879	747,917
Vulcan Materials Co.	4,014	784,737
		1,532,654
Containers & Packaging - 0.1%
Aptargroup, Inc.	4,739	533,090
Greif, Inc. Class A	7,564	454,596
		987,686
Metals & Mining - 0.3%
First Quantum Minerals Ltd.	50,364	1,055,140
Franco-Nevada Corp.	4,720	685,939
Freeport-McMoRan, Inc.	51,727	1,776,305
Glencore PLC	79,843	408,329
Horizonte Minerals PLC (b)	63,800	107,141
Ivanhoe Mines Ltd. (b)	24,920	182,471
Major Drilling Group International, Inc. (b)	19,370	130,275
Reliance Steel & Aluminum Co.	2,703	634,340
		4,979,940
TOTAL MATERIALS		22,434,620
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.	565	64,105
American Tower Corp.	13,565	2,501,929
Corporate Office Properties Trust (SBI)	27,003	616,208
Crown Castle International Corp.	8,932	1,011,192
CubeSmart	3,690	163,984
Digital Realty Trust, Inc.	14,625	1,498,478
Equinix, Inc.	3,875	2,889,006
Equity Lifestyle Properties, Inc.	22,996	1,452,657
Essex Property Trust, Inc.	6,864	1,483,036
Host Hotels & Resorts, Inc.	30,962	513,969
Invitation Homes, Inc.	39,711	1,345,409
Life Storage, Inc.	588	74,905
Mid-America Apartment Communities, Inc.	9,710	1,427,953
Prologis (REIT), Inc.	29,516	3,676,218
Simon Property Group, Inc.	3,746	393,892
Ventas, Inc.	31,478	1,357,961
Welltower, Inc.	22,086	1,647,836
		22,118,738
UTILITIES - 1.6%
Electric Utilities - 1.2%
Constellation Energy Corp.	27,153	2,281,395
Edison International	16,855	1,138,050
Exelon Corp.	46,362	1,838,253
FirstEnergy Corp.	14,366	537,145
NextEra Energy, Inc.	66,962	4,919,029
PG&E Corp. (b)	150,917	2,556,534
PPL Corp.	42,802	1,121,412
Southern Co.	60,227	4,200,833
		18,592,651
Multi-Utilities - 0.3%
Dominion Energy, Inc.	35,565	1,788,208
NiSource, Inc.	34,077	916,331
Sempra Energy	18,264	2,621,432
		5,325,971
Water Utilities - 0.1%
American Water Works Co., Inc.	8,313	1,200,813
TOTAL UTILITIES		25,119,435
TOTAL COMMON STOCKS (Cost $804,630,663)		947,593,081

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd. Series E1 (b)(d)(e)	1,863	395,310

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(b)(d)(e)	1,784	58,230
Series B2(b)(d)(e)	1,176	37,444
		95,674
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (b)(d)(e)	731	59,971

TOTAL INDUSTRIALS		155,645

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (b)(d)(e)	6,103	133,778

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (b)(d)(e)	18,600	165,354
GaN Systems, Inc.:
Series F1(b)(d)(e)	2,171	24,163
Series F2(b)(d)(e)	1,146	12,755
Xsight Labs Ltd. Series D (b)(d)(e)	6,632	46,557
		248,829
Software - 0.1%
Algolia, Inc. Series D (b)(d)(e)	3,612	58,623
Bolt Technology OU Series E (b)(d)(e)	957	123,694
Databricks, Inc.:
Series G(b)(d)(e)	444	21,432
Series H(b)(d)(e)	2,574	124,247
Skyryse, Inc. Series B (b)(d)(e)	7,300	153,665
Stripe, Inc. Series H (b)(d)(e)	2,037	41,005
		522,666
TOTAL INFORMATION TECHNOLOGY		905,273

TOTAL CONVERTIBLE PREFERRED STOCKS		1,456,228
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Professional Services - 0.0%
Checkr, Inc. Series E (b)(e)	12,063	132,210

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (b)(d)(e)	3,298	47,227

TOTAL NONCONVERTIBLE PREFERRED STOCKS		179,437
TOTAL PREFERRED STOCKS (Cost $1,819,571)		1,635,665

U.S. Treasury Obligations - 0.1%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.43% 6/1/23 (Cost $880,000)	880,000	880,000

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (d)(e)(g) (Cost $50,872)	50,872	62,791

Fixed-Income Funds - 36.2%
	Shares	Value ($)
Fidelity High Income Central Fund (h)	0	1
Fidelity Investment Grade Bond Central Fund (h)	5,615,855	550,803,041
TOTAL FIXED-INCOME FUNDS (Cost $601,079,077)		550,803,042

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (i)	18,620,920	18,624,645
Fidelity Securities Lending Cash Central Fund 5.14% (i)(j)	1,556,719	1,556,875
TOTAL MONEY MARKET FUNDS (Cost $20,181,519)		20,181,520

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,428,641,702)	1,521,156,099
NET OTHER ASSETS (LIABILITIES) - 0.0% (k)	(459,842)
NET ASSETS - 100.0%	1,520,696,257

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	44	Jun 2023	9,219,100	651,012	651,012

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,562,161 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,749,209 or 0.2% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)	Includes $655,000 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	80,344

ABL Space Systems Series B2	10/22/21	79,963

Algolia, Inc. Series D	7/23/21	105,633

Astera Labs, Inc. Series C	8/24/21	62,529

Astranis Space Technologies Corp. Series C	3/19/21	133,783

Beta Technologies, Inc. Series A	4/09/21	53,560

Bolt Technology OU Series E	1/03/22	248,626

ByteDance Ltd. Series E1	11/18/20	204,137

Cazoo Group Ltd.	3/28/21	57,000

CCC Intelligent Solutions Holdings, Inc.	2/02/21	36,710

Cvent Holding Corp.	7/23/21	161,680

Databricks, Inc. Series G	2/01/21	26,250

Databricks, Inc. Series H	8/31/21	189,148

Epic Games, Inc.	3/29/21	161,070

GaN Systems, Inc. Series F1	11/30/21	18,410

GaN Systems, Inc. Series F2	11/30/21	9,718

GaN Systems, Inc. 0%	11/30/21	50,872

Gupshup, Inc.	6/08/21	75,409

Skyryse, Inc. Series B	10/21/21	180,164

Space Exploration Technologies Corp. Class A	2/16/21	83,998

Starling Bank Ltd. Series D	6/18/21	326,861

Stripe, Inc. Class B	5/18/21	72,231

Stripe, Inc. Series H	3/15/21 - 5/25/23	81,735

Xsight Labs Ltd. Series D	2/16/21	53,029

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	22,110,015	313,388,555	316,873,925	764,850	-	-	18,624,645	0.0%
Fidelity High Income Central Fund	6	1	5	-	(1)	-	1	0.0%
Fidelity Investment Grade Bond Central Fund	356,998,527	208,702,118	7,045,591	12,593,067	(1,041,023)	(6,810,990)	550,803,041	1.5%
Fidelity Securities Lending Cash Central Fund 5.14%	869,750	14,766,632	14,079,507	11,288	-	-	1,556,875	0.0%
Total	379,978,298	536,857,306	337,999,028	13,369,205	(1,041,024)	(6,810,990)	570,984,562

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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